Stockholders' Equity (Details 4) (Warrant [Member], USD $)	3 Months Ended		6 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price of common stock			$ 2.00		$ 0.30
Risk-free interest rate, minimum			0.70%	0.90%	0.60%
Risk-free interest rate, maximum			2.00%	1.80%	0.70%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility, minimum			75.00%	73.00%	82.00%
Volatility, maximum			76.00%	83.00%	83.00%
Expected term (in years)	6 years 3 months	6 years 3 months			5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price of common stock				1.50
Expected term (in years)			7 years	7 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price of common stock				0.80
Expected term (in years)			4 years	4 years